Unit-based Compensation (Details)				12 Months Ended
	Jan. 14, 2016 independent_directors $ / shares shares	Jan. 08, 2015 independent_directors shares	Jan. 20, 2014 independent_directors shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Nonvested Restricted Units Rollforward
Nonvested restricted units, beginning balance				5,208
Restricted units, granted				4,443
Nonvested restricted units, ending balance				9,651	5,208
Nonvested Restricted Units Weighted Average Grant Date Fair Value Rollforward
Weighted average grant date fair value, beginning balance | $ / shares				$ 34.575
Weighted-average grant date fair value, granted | $ / shares				40.535
Weighted average grant date fair value, ending balance | $ / shares				$ 37.319	$ 34.575
Unit-based Compensation (Textual)
Restricted units granted in period				4,443
Number of non-employee directors | independent_directors		3	3
Weighted-average grant date fair value, granted | $ / shares				$ 40.535
Unit-based compensation | $				$ 173,000	$ 68,000
Weighted average period of recognition for unrecognized compensation costs on nonvested units		33.00%
Subsequent Event [Member]
Nonvested Restricted Units Weighted Average Grant Date Fair Value Rollforward
Weighted-average grant date fair value, granted | $ / shares	$ 45.34
Unit-based Compensation (Textual)
Number of non-employee directors | independent_directors	3
Weighted-average grant date fair value, granted | $ / shares	$ 45.34
Weighted average period of recognition for unrecognized compensation costs on nonvested units	33.00%
VLP 2013 Incentive Compensation Plan [Member] | Stock Compensation Plan [Member]
Unit-based Compensation (Textual)
Number of common units available to be awarded under incentive compensation plans				2,990,349
VLP 2013 Incentive Compensation Plan [Member] | Restricted Unit [Member]
Nonvested Restricted Units Rollforward
Restricted units, granted		4,443	5,208
Unit-based Compensation (Textual)
Restricted units granted in period		4,443	5,208
Vesting date, restricted units under 2013 ICP				Jan. 20, 2017
Unrecognized unit-based compensation cost related to outstanding unvested units | $				$ 256,000
Weighted average period of recognition for unrecognized compensation costs on nonvested units				2 years
VLP 2013 Incentive Compensation Plan [Member] | Restricted Unit [Member] | Subsequent Event [Member]
Nonvested Restricted Units Rollforward
Restricted units, granted	5,958
Unit-based Compensation (Textual)
Restricted units granted in period	5,958
VLP 2013 Incentive Compensation Plan [Member] | Restricted Stock - Independent Director [Member]
Nonvested Restricted Units Rollforward
Restricted units, granted		1,481	1,736
Unit-based Compensation (Textual)
Restricted units granted in period		1,481	1,736
VLP 2013 Incentive Compensation Plan [Member] | Restricted Stock - Independent Director [Member] | Subsequent Event [Member]
Nonvested Restricted Units Rollforward
Restricted units, granted	1,986
Unit-based Compensation (Textual)
Restricted units granted in period	1,986
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period		4,443	5,208
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period	5,958
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) - Independent Director [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period		1,481	1,736
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) - Independent Director [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period	1,986